Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2010 Portfolio℠
September 30, 2025
VIPIFF2010-NPRT3-1125
1.822892.120
Bond Funds - 59.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	816,477	7,666,721
Fidelity International Bond Index Fund (a)	182,736	1,715,887
Fidelity Long-Term Treasury Bond Index Fund (a)	193,543	1,823,176
VIP High Income Portfolio - Investor Class (a)	123,217	624,709
VIP Investment Grade Bond II Portfolio - Investor Class (a)	1,923,237	18,809,261
TOTAL BOND FUNDS (Cost $31,106,978)		30,639,754

Domestic Equity Funds - 13.0%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	792	77,458
VIP Contrafund Portfolio - Investor Class (a)	17,814	1,169,841
VIP Equity Income Portfolio - Investor Class (a)	31,696	948,027
VIP Growth & Income Portfolio - Investor Class (a)	37,050	1,303,421
VIP Growth Portfolio - Investor Class (a)	17,967	1,940,053
VIP Mid Cap Portfolio - Investor Class (a)	7,841	298,491
VIP Value Portfolio - Investor Class (a)	34,007	661,434
VIP Value Strategies Portfolio - Investor Class (a)	21,094	327,804
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,185,270)		6,726,529

International Equity Funds - 14.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	162,113	2,468,979
VIP Overseas Portfolio - Investor Class (a)	169,799	5,114,354
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,281,857)		7,583,333

Money Market Funds - 13.1%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $6,792,975)	3.95	6,792,975	6,792,975

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $45,367,080)	51,742,591
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	51,742,591

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	77,458	-	-	-	-	77,458	792
Fidelity Inflation-Protected Bond Index Fund	7,834,035	928,192	1,520,669	91,449	(117,567)	542,730	7,666,721	816,477
Fidelity International Bond Index Fund	1,781,449	224,118	306,025	21,098	(9,942)	26,287	1,715,887	182,736
Fidelity Long-Term Treasury Bond Index Fund	1,711,047	680,067	625,021	58,138	(107,222)	164,305	1,823,176	193,543
VIP Contrafund Portfolio - Investor Class	1,231,234	272,153	477,859	37,476	50,608	93,705	1,169,841	17,814
VIP Emerging Markets Portfolio - Investor Class	3,237,857	595,613	2,133,039	-	511,278	257,270	2,468,979	162,113
VIP Equity Income Portfolio - Investor Class	1,004,627	200,686	372,540	7,397	19,784	95,470	948,027	31,696
VIP Government Money Market Portfolio - Investor Class	5,940,504	2,505,856	1,653,385	197,543	-	-	6,792,975	6,792,975
VIP Growth & Income Portfolio - Investor Class	1,378,369	269,140	525,625	13,255	98,801	82,736	1,303,421	37,050
VIP Growth Portfolio - Investor Class	2,040,511	379,459	688,603	23,455	(24,531)	233,217	1,940,053	17,967
VIP High Income Portfolio - Investor Class	638,416	27,983	93,193	1,347	(4,589)	56,092	624,709	123,217
VIP Investment Grade Bond II Portfolio - Investor Class	19,574,176	1,956,657	3,876,987	4,305	(102,825)	1,258,240	18,809,261	1,923,237
VIP Mid Cap Portfolio - Investor Class	316,290	76,415	99,341	13,926	(3,968)	9,095	298,491	7,841
VIP Overseas Portfolio - Investor Class	4,864,240	1,266,629	2,000,104	55,659	292,628	690,961	5,114,354	169,799
VIP Value Portfolio - Investor Class	705,943	149,402	207,213	26,093	(6,600)	19,902	661,434	34,007
VIP Value Strategies Portfolio - Investor Class	350,884	69,948	95,001	6,247	(5,098)	7,071	327,804	21,094
	52,609,582	9,679,776	14,674,605	557,388	590,757	3,537,081	51,742,591

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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